Bucksport Energy Asset Investment - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012
Disclosure Bucksport Energy Asset Investment Additional Information [Abstract]
Ownership of steam and electricity produced	28.00%
Obligation to purchase steam output	72.00%